        AIM V.I. DENT
        DEMOGRAPHIC TRENDS FUND
        ------------------------------------------------------------------------

        Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Dent Demographic Trends Fund seeks to provide long-term growth of capital.


        PROSPECTUS                                 AIM --Registered Trademark--
        FEBRUARY 16, 2000

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       An investment in the fund;
                                          - is not FDIC insured;
                                          - may lose value; and
                                          - is not guaranteed by a bank.

                                       The Board of Directors voted to
                                       request shareholder approval of
                                       certain items. For further
                                       information on these items, see
                                       Submission of Matters to
                                       Shareholders in the prospectus.

[AIM LOGO APPEARS HERE]                                  INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

FUND MANAGEMENT                              2
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 2

Advisor Compensation                         2

Portfolio Managers                           2

OTHER INFORMATION                            2
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            2

Pricing of Shares                            2

Taxes                                        3

Dividends and Distributions                  3

Submission of Matters to Shareholders        3

FINANCIAL HIGHLIGHTS                         4
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities.

  The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of growth stocks in which the fund invests may rise and fall more than the prices of stocks generally.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  The fund may participate in the initial public offering (IPO) market, and a significant portion of the fund's returns consequently may be attributable to its investment in IPOs, which have a magnified impact due to the fund's small asset base. As the fund's assets grow, it is probable that the effect of the fund's investment in IPOs on its total returns will decline, which may reduce the fund's total returns.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Securities and Exchange Commission (SEC) rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund. H.S. Dent Advisors, Inc. (the subadvisor) serves as the fund's subadvisor, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives. The subadvisor has acted as an investment advisor since 1999.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.85% of the first $2 billion of average daily net assets and 0.80% over $2 billion of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1981 to 1996, he was, among other offices, Senior Vice President of John Hancock Advisers, Inc. and its predecessors.

- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

- Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment.

  The Board of Directors monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the fund. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SUBMISSION OF MATTERS TO SHAREHOLDERS

At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. (the company), on behalf of the fund, voted to request shareholders to approve the following items that will affect the fund:

- Elect ten directors, each of whom will serve until his or her successor is elected and qualified;

- An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in the fund's statement of additional information; and

- Ratify the selection of Tait, Weller & Baker as independent accountants.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about April 10, 2000 to vote on these and other proposals. Only shareholders of record as of January 20, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 17, 2000.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

  Total return information in this table may be affected by special market factors, including the fund's investments in the initial public offering markets, which have a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.

                                                                     FOR THE PERIOD
                                                                       DECEMBER 29
                                                                         THROUGH
                                                                    DECEMBER 31, 1999
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $10.00
Income from investment operations:
  Net investment income                                                    0.00
Less distributions:
  Dividends from net investment income                                       --
Net asset value, end of period                                           $10.00
Total return(a)                                                            0.00%
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                                 $1,000
Ratio of expenses to average net assets(b):
  With expense waiver and reimbursement                                    1.40%
  Without expense waiver and reimbursement                                12.58%
Ratio of net investment income (loss) to average net
  assets(b):
  With expense waiver and reimbursement                                    2.96%
  Without expense waiver and reimbursement                                (8.22)%
Portfolio turnover rate                                                      --
-------------------------------------------------------------------------------------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $666,528.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------
 AIM V.I. Dent Demographic Trends Fund
 SEC 1940 Act file number: 811-7452
--------------------------------------

[AIM LOGO APPEARS HERE]        www.aimfunds.com          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--